Income from equity instruments	12 Months Ended
Dec. 31, 2022
Equity Instruments
Income from equity instruments

33.	Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2022	2021	2020

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	33,985	89,563	30,232
Financial Assets Measured At Fair Value Through Other Comprehensive Income	4,088	477	3,522
Total	38,073	90,040	33,754